EQUITY ISSUANCES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended				12 Months Ended
	Nov. 30, 2012		Jul. 31, 2012		Dec. 31, 2011	Dec. 31, 2012
Capital Unit [Line Items]
Number of Common Units Issued (1) (in shares)	5,824,590	[1]	7,294,305	[1]
Offering Price (in dollars per share)	30.50		30.95
Gross Proceeds (2)	181,275	[2]	230,366	[2]
Net Proceeds	180,105		221,746
Golar Ownership after the Offering (3) ( in hundredths)	54.10%	[3]	57.50%	[3]
General partner interest (in hundredths)	2.00%		2.00%
Units sold in private placement (in units)	1,524,590		969,305
Common Units [Member]
Capital Unit [Line Items]
Units issued (in units)	5,824,590		7,294,305		23,127,254
Ending Balance (in units)					23,127,254	36,246,149
Subordinated Units [Member]
Capital Unit [Line Items]
Units issued (in units)	0		0		15,949,831
Ending Balance (in units)					15,949,831	15,949,831
General Partner Units [Member]
Capital Unit [Line Items]
Units issued (in units)	118,869		148,864		797,492
Ending Balance (in units)					797,492	1,065,225

[1]	Includes common units issued by the Partnership to Golar in a private placement made concurrent to the public offering of 969,305 common units and 1,524,590 common units in July 2012 and November 2012, respectively.
[2]	Includes General Partner's 2% proportionate capital contribution.
[3]	Includes Golar's 2% general partner interest in the Partnership.